UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Vollero Beach Capital Partners LLC

Address:   777 Third Avenue
           14th Floor
           New York, NY 10017


Form 13F File Number: 028-14279


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lubman
Title:  Chief Financial Officer
Phone:  (212) 584-4784

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lubman                 New York, NY                       8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              75

Form 13F Information Table Value Total:  $      629,221
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14281             Robert A. Vollero, Jr.
----  --------------------  ----------------------------------------------------
2     028-14280             Gentry T. Beach
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AECOM TECHNOLOGY CORP DELAWA COM            00766T100    3,901   237,130 SH       DEFINED    1,2        237,130      0    0
ALLISON TRANSMISSION HLDGS I COM            01973R101    3,707   211,102 SH       DEFINED    1,2        211,102      0    0
ANADARKO PETE CORP           COM            032511107   30,233   456,699 SH       DEFINED    1,2        456,699      0    0
ARKANSAS BEST CORP DEL       COM            040790107    3,893   309,000 SH       DEFINED    1,2        309,000      0    0
ASTEC INDS INC               COM            046224101      920    30,000 SH       DEFINED    1,2         30,000      0    0
C&J ENERGY SVCS INC          COM            12467B304    2,167   117,112 SH       DEFINED    1,2        117,112      0    0
CABOT OIL & GAS CORP         COM            127097103   11,820   300,000     CALL DEFINED    1,2        300,000      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105    8,398   196,627 SH       DEFINED    1,2        196,627      0    0
CANADIAN PAC RY LTD          COM            13645T100    8,248   112,585 SH       DEFINED    1,2        112,585      0    0
CHENIERE ENERGY INC          COM NEW        16411R208    6,760   458,619 SH       DEFINED    1,2        458,619      0    0
CHEVRON CORP NEW             COM            166764100    5,052    47,887 SH       DEFINED    1,2         47,887      0    0
COBALT INTL ENERGY INC       COM            19075F106    4,684   199,339 SH       DEFINED    1,2        199,339      0    0
CONCHO RES INC               COM            20605P101   12,969   152,360 SH       DEFINED    1,2        152,360      0    0
CON-WAY INC                  COM            205944101   18,139   502,330 SH       DEFINED    1,2        502,330      0    0
CSX CORP                     COM            126408103   14,210   635,513 SH       DEFINED    1,2        635,513      0    0
ENSCO PLC                    SHS CLASS A    G3157S106   10,741   228,677 SH       DEFINED    1,2        228,677      0    0
ENSCO PLC                    SHS CLASS A    G3157S106   11,743   250,000     CALL DEFINED    1,2        250,000      0    0
EOG RES INC                  COM            26875P101    7,778    86,320 SH       DEFINED    1,2         86,320      0    0
EXCO RESOURCES INC           COM            269279402   20,491 2,699,757 SH       DEFINED    1,2      2,699,757      0    0
EXXON MOBIL CORP             COM            30231G102    7,208    84,231 SH       DEFINED    1,2         84,231      0    0
FORUM ENERGY TECHNOLOGIES IN COM            34984V100    2,291   116,350 SH       DEFINED    1,2        116,350      0    0
GOODRICH PETE CORP           COM NEW        382410405   12,468   899,534 SH       DEFINED    1,2        899,534      0    0
GRANITE CONSTR INC           COM            387328107    2,611   100,000 SH       DEFINED    1,2        100,000      0    0
GREENBRIER COS INC           COM            393657101    3,634   206,733 SH       DEFINED    1,2        206,733      0    0
HELMERICH & PAYNE INC        COM            423452101    8,696   200,000     PUT  DEFINED    1,2        200,000      0    0
HELMERICH & PAYNE INC        COM            423452101   13,044   300,000     CALL DEFINED    1,2        300,000      0    0
HOLLYFRONTIER CORP           COM            436106108    2,562    72,307 SH       DEFINED    1,2         72,307      0    0
HUB GROUP INC                CL A           443320106    4,318   119,501 SH       DEFINED    1,2        119,501      0    0
JACOBS ENGR GROUP INC DEL    COM            469814107   20,634   545,004 SH       DEFINED    1,2        545,004      0    0
KBR INC                      COM            48242W106    5,531   223,819 SH       DEFINED    1,2        223,819      0    0
KEY ENERGY SVCS INC          COM            492914106    2,966   390,288 SH       DEFINED    1,2        390,288      0    0
KNIGHT TRANSN INC            COM            499064103    3,822   239,040 SH       DEFINED    1,2        239,040      0    0
KODIAK OIL & GAS CORP        COM            50015Q100    2,435   296,576 SH       DEFINED    1,2        296,576      0    0
MARATHON OIL CORP            COM            565849106   19,956   780,451 SH       DEFINED    1,2        780,451      0    0
MARATHON PETE CORP           COM            56585A102    4,919   109,498 SH       DEFINED    1,2        109,498      0    0
MARTIN MARIETTA MATLS INC    COM            573284106    4,291    54,440 SH       DEFINED    1,2         54,440      0    0
MASTEC INC                   COM            576323109    3,867   257,145 SH       DEFINED    1,2        257,145      0    0
MCDERMOTT INTL INC           COM            580037109    6,883   617,889 SH       DEFINED    1,2        617,889      0    0
MRC GLOBAL INC               COM            55345K103    2,234   105,000 SH       DEFINED    1,2        105,000      0    0
NATIONAL FUEL GAS CO N J     COM            636180101    4,256    90,600 SH       DEFINED    1,2         90,600      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   19,985   310,131 SH       DEFINED    1,2        310,131      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT     H5833N103   19,241   591,497 SH       DEFINED    1,2        591,497      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT     H5833N103   11,386   350,000     CALL DEFINED    1,2        350,000      0    0
OCEAN RIG UDW INC            SHS            Y64354205    1,421   105,202 SH       DEFINED    1,2        105,202      0    0
OIL STS INTL INC             COM            678026105    4,425    66,847 SH       DEFINED    1,2         66,847      0    0
PACCAR INC                   COM            693718108    3,890    99,261 SH       DEFINED    1,2         99,261      0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS        L7257P106    2,945   346,028 SH       DEFINED    1,2        346,028      0    0
PATTERSON UTI ENERGY INC     COM            703481101    4,368   300,000     PUT  DEFINED    1,2        300,000      0    0
PATTERSON UTI ENERGY INC     COM            703481101    7,280   500,000     CALL DEFINED    1,2        500,000      0    0
PLAINS EXPL& PRODTN CO       COM            726505100    7,734   219,830 SH       DEFINED    1,2        219,830      0    0
PRIMORIS SVCS CORP           COM            74164F103    1,200   100,000 SH       DEFINED    1,2        100,000      0    0
QUICKSILVER RESOURCES INC    COM            74837R104   10,588 1,953,432 SH       DEFINED    1,2      1,953,432      0    0
RANGE RES CORP               COM            75281A109   12,374   200,000     CALL DEFINED    1,2        200,000      0    0
ROBBINS & MYERS INC          COM            770196103    4,182   100,000     CALL DEFINED    1,2        100,000      0    0
SCORPIO TANKERS INC          SHS            Y7542C106    3,230   505,423 SH       DEFINED    1,2        505,423      0    0
SELECT SECTOR SPDR TR        SBI MATERIALS  81369Y100   12,450   352,799 SH       DEFINED    1,2        352,799      0    0
SELECT SECTOR SPDR TR        SBI INT-UTILS  81369Y886    8,396   226,988 SH       DEFINED    1,2        226,988      0    0
SPDR SERIES TRUST            S&P METALS MNG 78464A755    7,307   176,369 SH       DEFINED    1,2        176,369      0    0
SPDR SERIES TRUST            S&P OILGAS EXP 78464A730   16,686   331,081 SH       DEFINED    1,2        331,081      0    0
SUNCOR ENERGY INC NEW        COM            867224107    7,736   267,223 SH       DEFINED    1,2        267,223      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
TALISMAN ENERGY INC          COM            87425E103   13,960 1,218,124 SH       DEFINED    1,2      1,218,124      0    0
TENARIS S A                  SPONSORED ADR  88031M109    9,695   277,240 SH       DEFINED    1,2        277,240      0    0
TESORO CORP                  COM            881609101    9,497   380,507 SH       DEFINED    1,2        380,507      0    0
TIDEWATER INC                COM            886423102    5,568   120,095 SH       DEFINED    1,2        120,095      0    0
TIMKEN CO                    COM            887389104    4,737   103,444 SH       DEFINED    1,2        103,444      0    0
TRANSOCEAN LTD               REG SHS        H8817H100   34,460   770,405 SH       DEFINED    1,2        770,405      0    0
VALERO ENERGY CORP NEW       COM            91913Y100    2,623   108,596 SH       DEFINED    1,2        108,596      0    0
VANTAGE DRILLING COMPANY     ORD SHS        G93205113    1,554 1,036,026 SH       DEFINED    1,2      1,036,026      0    0
VULCAN MATLS CO              COM            929160109    2,969    74,770 SH       DEFINED    1,2         74,770      0    0
WABASH NATL CORP             COM            929566107    4,633   699,840 SH       DEFINED    1,2        699,840      0    0
WALTER ENERGY INC            COM            93317Q105    7,634   172,870 SH       DEFINED    1,2        172,870      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103   20,919 1,656,260 SH       DEFINED    1,2      1,656,260      0    0
WERNER ENTERPRISES INC       COM            950755108    7,569   316,809 SH       DEFINED    1,2        316,809      0    0
WHITING PETE CORP NEW        COM            966387102   10,280   250,000     PUT  DEFINED    1,2        250,000      0    0
WILLBROS GROUP INC DEL       COM            969203108    1,819   281,573 SH       DEFINED    1,2        281,573      0    0


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